Transactions with Related Parties and Shareholders - Summary of Receivables from/ (Payables to) Non-consolidated Pool Subsidiaries (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total Receivables	$ 8,313,623	$ 10,781,063
Total Payables		507,047
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total Receivables	8,313,623	5,520,055
Total Payables		507,047
Non-consolidated Pool Subsidiaries | Blue Fin Pool
Related Party Transaction [Line Items]
Total Receivables	2,457,095	747,149
Non-consolidated Pool Subsidiaries | SeaLion Pool
Related Party Transaction [Line Items]
Total Receivables	1,299,135	2,594,788
Non-consolidated Pool Subsidiaries | Seadragon Pool
Related Party Transaction [Line Items]
Total Receivables	2,962,896	1,196,675
Non-consolidated Pool Subsidiaries | Seawolf Pool
Related Party Transaction [Line Items]
Total Receivables	15,592	12,944
Non-consolidated Pool Subsidiaries | Dorado Pool
Related Party Transaction [Line Items]
Total Receivables	1,041,740	444,841
Non-consolidated Pool Subsidiaries | Star Pool
Related Party Transaction [Line Items]
Total Receivables	7,186	7,202
Non-consolidated Pool Subsidiaries | Marlin Pool
Related Party Transaction [Line Items]
Total Receivables	4,595	4,595
Non-consolidated Pool Subsidiaries | SeaHorse Pool
Related Party Transaction [Line Items]
Total Receivables	$ 525,384	511,861
Non-consolidated Pool Subsidiaries | Sigma Pool
Related Party Transaction [Line Items]
Total Payables		$ 507,047